Acquisitions (Details) - Schedule of subsequent reporting period until settlement - Preliminary Fair Value [Member] - USD ($) $ in Thousands	Apr. 08, 2020	Jan. 15, 2020	Oct. 01, 2021	Apr. 01, 2021	Jul. 07, 2020
Viridian Sciences [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Shares issued				$ 6,186
Contingent consideration				2
Total preliminary fair value of consideration transferred				$ 6,188
365 Cannabis [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Shares issued			$ 12,000
Cash			5,542
Contingent consideration			6,300
Total preliminary fair value of consideration transferred			$ 23,842
Trellis Solutions, Inc [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Contingent consideration	$ 998
Common shares issued	2,531
Total estimated fair value of consideration	$ 3,529
solo sciences, inc. [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Contingent consideration		$ 389
Common shares issued		17,550
Total estimated fair value of consideration		$ 17,939
Ample Organics [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Cash					$ 5,724
Contingent consideration					604
Exchangeable shares issued					25,203
Total estimated fair value of consideration transferred					$ 31,531